Annual Total Returns [BarChart] - iShares 20+ Year Treasury Bond ETF - iShares 20+ Year Treasury Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	33.60%
Annual Return 2012	3.25%
Annual Return 2013	(13.91%)
Annual Return 2014	27.35%
Annual Return 2015	(1.65%)
Annual Return 2016	1.36%
Annual Return 2017	8.92%
Annual Return 2018	(2.07%)
Annual Return 2019	14.93%
Annual Return 2020	17.92%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -13.98%.